INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information of Legacy Dole (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2018
Summary Statements of Operations:
Revenue, net		$ 9,228,853,000	$ 6,454,402,000	$ 4,345,939,000
Cost of sales		(8,634,144,000)	(6,105,271,000)	(4,012,348,000)
Selling, marketing, general and administrative expenses		(491,712,000)	(349,769,000)	(264,844,000)
Net interest expense		(61,485,000)	(27,030,000)	(10,523,000)
Equity method earnings		6,726,000	48,027,000	30,279,000
Other income (expense), net		11,322,000	8,658,000	(119,000)
Income tax expense		34,059,000	13,333,000	(18,130,000)
Loss from discontinued operations		0	0	0
Less: Net income attributable to noncontrolling interests		(25,194,000)	(24,027,000)	(18,764,000)
Net income (loss) attributable to Dole plc		86,496,000	(7,219,000)	52,488,000
ASSETS
Current assets		1,605,478,000	1,641,335,000
Intangible assets		357,270,000	368,326,000	65,634,000
Property, plant and equipment		1,343,307,000	1,430,850,000
Operating lease right-of-use assets		392,797,000	368,632,000
Assets held-for-sale		645,000	200,000	0
Other non-current assets		159,681,000	98,917,000
Debt		(1,221,368,000)
Operating lease liabilities		(402,240,000)
Other non-current liabilities		(61,248,000)	(105,310,000)
Other current liabilities		(17,698,000)	(9,078,000)
Noncontrolling interest		(125,546,000)	(132,041,000)
Goodwill		497,453,000	511,333,000	234,161,000
Investments in unconsolidated affiliates		120,900,000	126,500,000
Legacy Dole Equity Method Investment
Summary Statements of Operations:
Equity method earnings	$ 27,000			2,149,000
Legacy Dole
Summary Statements of Operations:
Equity method earnings		0	38,874,000	21,868,000
Net income (loss) attributable to Dole plc	38,874,000			21,868,000
ASSETS
Goodwill	328,794,000
Impairment recognized upon the Acquisition	(122,926,000)	$ 0	(122,926,000)	0
Investments in unconsolidated affiliates	259,000,000		$ 0	340,485,000
Legacy Dole | Total Produce
ASSETS
Investments in unconsolidated affiliates	259,000,000				$ 300,000,000
Legacy Dole
Summary Statements of Operations:
Revenue, net	2,878,597,000			4,671,999,000
Cost of sales	(2,601,253,000)			(4,306,200,000)
Selling, marketing, general and administrative expenses	(124,417,000)			(189,912,000)
Net interest expense	(36,998,000)			(72,906,000)
Other income (expense), net	2,859,000			(29,305,000)
Income tax expense	(30,557,000)			(25,332,000)
Loss from discontinued operations	0			(43,000)
Less: Net income attributable to noncontrolling interests	(1,872,000)			(1,854,000)
Net income (loss) attributable to Dole plc	86,386,000			$ 48,596,000
ASSETS
Current assets	927,026,000
Intangible assets	278,079,000
Property, plant and equipment	1,094,605,000
Operating lease right-of-use assets	224,451,000
Assets held-for-sale	5,357,000
Other non-current assets	157,891,000
Debt	(1,378,473,000)
Operating lease liabilities	(221,072,000)
Other non-current liabilities	(332,931,000)
Other current liabilities	(626,609,000)
Noncontrolling interest	(10,252,000)
Net assets	118,072,000
Legacy Dole | Total Produce
ASSETS
Net assets	$ 53,132,000